September 26, 2019

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

MSS Series Trust, File Nos. 333-135714 and 811-21927

Dear Sir/Madam:

On behalf of MSS Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 38 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of this filing is to register shares of the Oelschlager Technology Fund and the Oelschlager Equity Fund, each a new series of the Trust.

If you have any questions, please contact Joshua Hinderliter at (614) 469-3345.

Very truly yours,

      /s/ Joshua Hinderliter

  Joshua Hinderliter